Statement of consolidated financial position - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	R$ 14,187	R$ 12,466
Financial investments	4,956	2,295
Trade accounts receivable	2,910	3,232
Inventories	12,532	14,030
Taxes recoverable	1,461	1,156
Recoverable income taxes	428	392
Derivatives	137	158
Other receivables	830	728
Total Current Assets	37,441	34,457
Non-current assets
Taxes recoverable	1,370	1,618
Recoverable income taxes	292	253
Deferred tax assets	6,443	6,359
Judicial deposits	178	215
Derivatives	210	72
Other receivables	309	188
Investments	165	149
Property, plant and equipment	38,405	37,763
Intangible assets	3,108	3,022
Right of use of assets	3,820	3,953
Total Non-Current Assets	54,300	53,592
Total assets	91,741	88,049
Current liabilities
Trade payables	13,221	12,247
Borrowings and debentures	2,029	1,382
Braskem Idesa borrowings	739	868
Derivatives	58	195
Payroll and related charges	828	828
Taxes payable	387	491
Income taxes payable	11	381
Sundry provisions	1,282	923
Geological event in Alagoas	2,759	4,248
Lease	978	1,040
Other payables	2,202	1,583
Total Current Liabilities	24,494	24,186
Non-current liabilities
Borrowings and debentures	40,207	34,334
Braskem Idesa borrowings	10,511	10,502
Derivatives	141	82
Taxes payable	206	298
Loan from non-controlling shareholders of Braskem Idesa	2,490	2,498
Deferred tax liabilities	1,677	1,153
Post-employment benefits	567	494
Legal provisions	1,095	1,171
Sundry provisions	943	1,357
Geological event in Alagoas	2,481	2,379
Lease	2,955	3,201
Other payables	695	286
Total Non-Current Liabilities	63,968	57,755
Shareholders' equity
Capital	8,043	8,043
Capital reserve and treasury shares	27	17
Profit reserves		1,826
Additional paid in capital	(488)	(488)
Other comprehensive loss	(852)	(2,076)
Accumulated losses	(2,738)
Total attributable to the Company's shareholders	3,992	7,322
Non-controlling interest in subsidiaries	(713)	(1,214)
Total Shareholders’ Equity	3,279	6,108
Total liabilities and shareholders' equity	R$ 91,741	R$ 88,049